UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kostolansky
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/ Michael Kostolansky      Greenwich, CT          November 14, 2011
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $41,910 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

                                   Title of                   Mkt Val           SH/PRN    SH/ PUT/ Invest  Other    Voting Authority
Name of Issuer                      Class          CUSIP     (x1,000)          Amount    PRN CALL  Disc   Mgrs     Sole  Shared None
AMERIGROUP CORP                NOTE 2.000% 5/1      03073TAB8    3,203 3,203    3,000,000          DEFINED        3,000,000
CUBIST PHARMACEUTICALS INC     NOTE 2.500%11/0      229678AD9    5,460 5,460    4,000,000          DEFINED        4,000,000
E M C CORP MASS                NOTE 1.750%12/0      268648AK8    6,547 6,547    5,000,000          DEFINED        5,000,000
EQUINIX INC                    NOTE 2.500% 4/1      29444UAF3    2,547 2,547    2,500,000          DEFINED        2,500,000
GENERAL MTRS CO                COM                  37045V100      908   908       45,000          DEFINED           45,000
HECKMANN CORP                  *W EXP 11/09/201     422680116       23    23      250,000          DEFINED          250,000
LIBERTY MEDIA CORP NEW         DEB 3.125% 3/3       530718AF2    2,159 2,159    2,000,000          DEFINED        2,000,000
LORAL SPACE & COMMUNICATNS I   COM                  543881106      501   501       10,000          DEFINED           10,000
METLIFE INC                    UNIT 99/99/9999      59156R116    4,238 4,238       75,000          DEFINED           75,000
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1      595017AB0    1,729 1,729    1,500,000          DEFINED        1,500,000
MYLAN INC                      NOTE 1.250% 3/1      628530AG2    2,505 2,505    2,500,000          DEFINED        2,500,000
PIONEER NAT RES CO             NOTE 2.875% 1/1      723787AH0    2,379 2,379    2,000,000          DEFINED        2,000,000
PROMOTORA DE INFORMACIONES     ADR CL B CONV        74343G303      128   128       29,000          DEFINED           29,000
RESOLUTE ENERGY CORP           *W EXP 09/25/201     76116A116      331   331      233,000          DEFINED          233,000
STANLEY BLACK & DECKER INC     COM                  854502101      697   697       14,200          DEFINED           14,200
TEXTRON INC                    NOTE 4.500% 5/0      883203BN0    8,555 8,555    5,605,000          DEFINED        5,605,000
                                                                41,910